UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================



                                 [LOGO OMITTED]

                                       FMA
                                   ----------
                                    FIDUCIARY
                                   MANAGEMENT
                                   ASSOCIATES



                          -----------------------------
                           FMA SMALL COMPANY PORTFOLIO
                          -----------------------------
                         THE ADVISORS' INNER CIRCLE FUND




                                  ANNUAL REPORT
                                October 31, 2005



================================================================================

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter....................................................       1

Statement of Net Assets.................................................       3

Statement of Operations.................................................       8

Statement of Changes in Net Assets......................................       9

Financial Highlights....................................................      10

Notes to Financial Statements...........................................      11

Report of Independent Registered Public Accounting Firm.................      15

Trustees and Officers of The Advisors' Inner Circle Fund................      16

Disclosure of Portfolio Expenses........................................      20

Notice to Shareholders..................................................      21

Approval of Investment Advisory Agreement...............................      22

Shareholder Voting Results .............................................      24
--------------------------------------------------------------------------------




The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-FMA-8333; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2005

Dear Shareholder:

Following a relatively flat return for the small cap market for the first six months of fiscal 2005, the Russell 2000 Index rallied in the latter half of the fiscal year recording a one-year return of 12.08%. We are pleased to report that the FMA Small Company Portfolio advanced 11.07% for the same period, a performance which was roughly equivalent to the small cap market. The small cap market continued its winning streak relative to its larger cap peers besting the S&P 500 Index return of 8.72%. This extends the small cap cycle's period of outperformance to six years and counting.

Not unlike last year, leadership within the market for fiscal 2005 was dominated by market sectors with the greatest degree of leverage to an improving economy, further highlighted by industries with persistent demand and supply imbalances. The energy and basic materials sectors once again led the small cap market with returns well in excess of the market. Other cyclical sectors of the market, such as capital goods and transportation, were also among the list of market outperformers. While exhibiting more recent strength within the market, the technology sector finished fiscal 2005 with the lowest return, in a similar position to 2004. On the margin, concerns regarding higher interest rates resulted in inferior financial services sector returns. Higher interest rates and energy prices highlighted potential negative exposure for the consumer discretionary sector which was among the weaker performing sectors.

The FMA Small Company Portfolio had good representation within the cyclic sectors of the market. In particular, Portfolio holdings in oil service, chemical, coal and steel companies aided performance as did incremental exposure to general industrial and transportation companies. Augmenting our cyclic participation was excellent stock selection within the technology sector, particularly in the software industry, as well as within the health care sector due to our focus on several companies with stock specific catalysts driving superior earnings growth.

As the economy and the equity markets move through their respective cycles, we anticipate further economic and profit deceleration, a peak in short-term interest rates in the first half of 2006 and a more pronounced transition within the leadership of the equity market. We are focused on managing the transition through an emphasis on high quality, non-cyclic sectors and companies that have the ability to generate good earnings consistency over time. Sector rotation is likely to remain at elevated levels emphasizing the need for strong stock selection capability. We anticipate positive equity market returns in fiscal 2006 particularly once the market is convinced that trend line economic growth can be achieved without a meaningful inflation threat.

Respectfully yours,

/s/Kathryn A. Vorisek
Kathryn A. Vorisek
Chief Investment Officer
Fiduciary Management Associates, LLC



THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
OCTOBER 31, 2005
--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                  ----------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN*
                        FOR PERIOD ENDED OCTOBER 31, 2005
                  ----------------------------------------------
                                                      Annualized
                                                       Inception
                  One Year     5 Years    10 Years      to Date
                  ----------------------------------------------
                   11.07%      10.15%      12.25%       12.57%
                  ----------------------------------------------


[LINE CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                  FMA SMALL COMPANY PORTFOLIO            RUSSELL 2000 INDEX          S&P 500 INDEX
10/31/95          $10,000                                $10,000                     $10,000
1996               12,251                                 11,660                      12,410
1997               17,437                                 15,080                      16,395
1998               17,071                                 13,294                      20,000
1999               15,768                                 15,271                      25,134
2000               19,595                                 17,930                      26,665
2001               19,903                                 15,653                      20,025
2002               19,437                                 13,842                      16,999
2003               24,160                                 19,844                      20,535
2004               28,606                                 22,171                      22,470
2005               31,772                                 24,850                      24,429


* If the Adviser had not limited certain expenses, the Portfolio's total return would have been lower.


     THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE
        RETURN AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE
        SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.
             THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF
        DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF
      DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES
           OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
              INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
                PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

 THEREARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE
    PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
      PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.


                      DEFINITION OF THE COMPARATIVE INDICES
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS (UNAUDITED)++
--------------------------------------------------------------------------------

[BAR CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

9.4% Banks
7.2% Real Estate Investment Trusts
6.7% Insurance
5.3% Business Services
5.2% Medical Products & Services
4.8% Food & Beverage
4.4% Health Care
4.0% Industrial
3.9% Financial Services
3.7% Computer Software
3.3% Chemicals
3.3% Specialty Retail
3.2% Electrical & Electronics
3.2% Energy  Equipment & Services
3.1% Short-Term  Investments
3.0% Wholesale
2.9% Gas Utilities
2.8% Transportation Services
2.8% Utilities - Electrical
2.1% Data Processing
2.0% Communications Technology
1.8% Telecommunication Services
1.6% Consumer Products
1.6% Materials & Processing
1.5% Aerospace & Defense
1.5% Machinery
1.5% Semiconductors
1.2% Oil & Gas
1.1% Coal Mining
1.0% Autoparts
0.9% Paper & Forest Products

++ Percentages are based on total investments.

---------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.8%
---------------------------------------------------------------------------------------------------------------

                                                                                           SHARES       VALUE
                                                                                         ---------- -----------
   AEROSPACE & DEFENSE -- 1.5%
   Woodward Governor+..................................................................    30,014  $  2,398,119
                                                                                                   ------------
   AUTOPARTS -- 1.0%
   Tenneco* ...........................................................................    95,900     1,584,268
                                                                                                   ------------
   BANKS -- 9.4%
   East West Bancorp ..................................................................    98,800     3,783,052
   Hanmi Financial ....................................................................   107,868     1,975,063
   MB Financial .......................................................................    59,000     2,198,930
   Prosperity Bancshares ..............................................................    82,600     2,518,474
   Provident Bankshares ...............................................................    72,600     2,530,836
   Umpqua Holdings ....................................................................    87,700     2,332,820
                                                                                                   ------------
                                                                                                     15,339,175
                                                                                                   ------------
   BUSINESS SERVICES -- 5.3%
   ABM Industries .....................................................................   167,500     3,313,150
   Gevity HR ..........................................................................   104,150     2,680,821
   ProQuest* ..........................................................................    87,300     2,588,445
                                                                                                   ------------
                                                                                                      8,582,416
                                                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
---------------------------------------------------------------------------------------------------------------

                                                                                           SHARES       VALUE
                                                                                         ---------- -----------
   CHEMICALS -- 3.3%
   Airgas .............................................................................    96,200  $  2,719,574
   UAP Holding* .......................................................................   135,100     2,580,410
                                                                                                   ------------
                                                                                                      5,299,984
                                                                                                   ------------
   COAL MINING -- 1.1%
   Foundation Coal Holdings ...........................................................    49,600     1,860,000
                                                                                                   ------------
   COMMUNICATIONS TECHNOLOGY -- 2.0%
   Anixter International* .............................................................    89,600     3,322,368
                                                                                                   ------------
   COMPUTER SOFTWARE -- 3.7%
   Anteon International* ..............................................................    78,100     3,530,120
   MRO Software* +.....................................................................   154,904     2,537,328
                                                                                                   ------------
                                                                                                      6,067,448
                                                                                                   ------------
   CONSUMER PRODUCTS -- 1.6%
   Jarden* ............................................................................    78,350     2,647,447
                                                                                                   ------------
   DATA PROCESSING -- 2.1%
   Kronos* ............................................................................    75,426     3,459,036
                                                                                                   ------------
   ELECTRICAL & ELECTRONICS -- 3.2%
   Littelfuse* ........................................................................    98,600     2,416,686
   Rogers* ............................................................................    74,900     2,797,515
                                                                                                   ------------
                                                                                                      5,214,201
                                                                                                   ------------
   ENERGY EQUIPMENT & SERVICES -- 3.2%
   Oceaneering International* .........................................................    53,700     2,584,044
   W-H Energy Services* ...............................................................    85,500     2,590,650
                                                                                                   ------------
                                                                                                      5,174,694
                                                                                                   ------------
   FINANCIAL SERVICES -- 3.9%
   Affiliated Managers Group* .........................................................    38,950     2,989,412
   Jack Henry & Associates ............................................................   189,700     3,410,806
                                                                                                   ------------
                                                                                                      6,400,218
                                                                                                   ------------
   FOOD & BEVERAGE -- 4.8%
   Hain Celestial Group* ..............................................................   143,300     2,768,556
   J&J Snack Foods +...................................................................    44,760     2,524,912
   Ralcorp Holdings ...................................................................    64,100     2,493,490
                                                                                                   ------------
                                                                                                      7,786,958
                                                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
---------------------------------------------------------------------------------------------------------------

                                                                                           SHARES       VALUE
                                                                                         ---------- -----------
   GAS UTILITIES -- 2.9%
   New Jersey Resources ...............................................................    54,800  $  2,365,168
   Northwest Natural Gas ..............................................................    67,600     2,338,960
                                                                                                   ------------
                                                                                                      4,704,128
                                                                                                   ------------
   HEALTHCARE -- 4.4%
   Amedisys* ..........................................................................    57,500     2,197,075
   American Healthways* ...............................................................    59,300     2,405,208
   Radiation Therapy Services* ........................................................    84,400     2,535,376
                                                                                                   ------------
                                                                                                      7,137,659
                                                                                                   ------------
   INDUSTRIAL -- 4.0%
   Actuant, Cl A ......................................................................    75,800     3,691,460
   Franklin Electric ..................................................................    63,379     2,751,282
                                                                                                   ------------
                                                                                                      6,442,742
                                                                                                   ------------
   INSURANCE -- 6.6%
   Delphi Financial Group, Cl A .......................................................    72,200     3,381,848
   Philadelphia Consolidated Holding* .................................................    29,800     2,868,548
   ProAssurance* ......................................................................    53,500     2,503,800
   Universal American Financial* ......................................................   140,600     2,080,880
                                                                                                   ------------
                                                                                                     10,835,076
                                                                                                   ------------
   MACHINERY -- 1.5%
   Bucyrus International, Cl A ........................................................    59,400     2,468,070
                                                                                                   ------------
   MATERIALS & PROCESSING -- 1.6%
   Clarcor ............................................................................    94,600     2,601,500
                                                                                                   ------------
   MEDICAL PRODUCTS & SERVICES -- 5.2%
   Arrow International ................................................................    86,700     2,509,098
   Kensey Nash* .......................................................................   101,372     2,324,460
   Sybron Dental Specialties* .........................................................    52,800     2,265,120
   Techne* ............................................................................    25,514     1,383,369
                                                                                                   ------------
                                                                                                      8,482,047
                                                                                                   ------------
   OIL & GAS -- 1.2%
   Energy Partners* ...................................................................    80,500     2,042,285
                                                                                                   ------------
   PAPER & FOREST PRODUCTS -- 0.9%
   Universal Forest Products ..........................................................    27,700     1,532,918
                                                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
---------------------------------------------------------------------------------------------------------------

                                                                                           SHARES       VALUE
                                                                                         ---------- -----------
   REAL ESTATE INVESTMENT TRUSTS -- 7.2%
   EastGroup Properties ...............................................................    61,800  $  2,700,660
   Equity Inns ........................................................................   187,500     2,445,000
   Home Properties ....................................................................    59,200     2,299,920
   Pennsylvania Real Estate Investment Trust ..........................................    63,400     2,440,900
   U-Store-It Trust ...................................................................    86,200     1,798,132
                                                                                                   ------------
                                                                                                     11,684,612
                                                                                                   ------------
   RETAIL -- 3.3%
   Tuesday Morning ....................................................................   114,700     2,751,653
   Wolverine World Wide ...............................................................   122,000     2,555,900
                                                                                                   ------------
                                                                                                      5,307,553
                                                                                                   ------------
   SEMI CONDUCTORS -- 1.5%
   Microsemi* .........................................................................   105,318     2,440,218
                                                                                                   ------------
   TELECOMMUNICATION SERVICES -- 1.8%
   j2 Global Communications* ..........................................................    65,900     2,913,439
                                                                                                   ------------
   TRANSPORTATION SERVICES -- 2.8%
   Aviall* ............................................................................    75,700     2,388,335
   Wright Express* ....................................................................   100,400     2,166,632
                                                                                                   ------------
                                                                                                      4,554,967
                                                                                                   ------------
   UTILITIES - ELECTRICAL -- 2.8%
   PNM Resources ......................................................................    88,600     2,246,010
   Westar Energy ......................................................................   103,900     2,296,190
                                                                                                   ------------
                                                                                                      4,542,200
                                                                                                   ------------
   WHOLESALE -- 3.0%
   LKQ* ...............................................................................    81,500     2,469,450
   WESCO International* ...............................................................    60,500     2,404,875
                                                                                                   ------------
                                                                                                      4,874,325
                                                                                                   ------------
      TOTAL COMMON STOCK
        (Cost $146,973,602) ...........................................................             157,700,071
                                                                                                   ------------

---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.1%
---------------------------------------------------------------------------------------------------------------
      HighMark U.S. Government Money Market Fund, 3.37% (A)
        (Cost $5,052,801) ............................................................. 5,052,801     5,052,801
                                                                                                   ------------
      TOTAL INVESTMENTS -- 99.9%
        (Cost $152,026,403) ...........................................................            $162,752,872
                                                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2005
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
---------------------------------------------------------------------------------------------------------------

                                                                                                     VALUE
                                                                                                  -------------
   Payable for Investment Securities Purchased..................................................   $   (563,752)
   Investment Advisory Fees Payable.............................................................       (103,168)
   Payable for Fund Shares Redeemed.............................................................        (43,158)
   Administration Fees Payable..................................................................        (16,507)
   Trustees' Fees Payable.......................................................................         (4,696)
   Other Assets and Liabilities, Net............................................................        817,357
                                                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES...........................................................         86,076
                                                                                                   ------------
      NET ASSETS -- 100.0% .....................................................................   $162,838,948
                                                                                                   ============

---------------------------------------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------
   Paid in Capital..............................................................................   $126,257,133
   Undistributed net investment income..........................................................        163,022
   Accumulated net realized gain on investments.................................................     25,692,324
   Net unrealized appreciation on investments...................................................     10,726,469
                                                                                                   ------------
      NET ASSETS ...............................................................................   $162,838,948
                                                                                                   ============
   INSTITUTIONAL CLASS SHARES
      Outstanding Shares of Beneficial Interest (unlimited authorization--no par value) ........      7,270,933
   NET ASSET VALUE, Offering and Redemption Price Per Share ....................................         $22.40
                                                                                                         ======

*   NON-INCOME PRODUCING SECURITY
+ SECURITIES CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2005 WAS $7,460,359 AND REPRESENTS 4.58% OF NET ASSETS.
(A) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2005.
 CL CLASS




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND              FMA SMALL COMPANY PORTFOLIO
                                             FOR THE YEAR ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends........................................................................................  $ 2,314,788
                                                                                                   -----------
   TOTAL INVESTMENT INCOME ......................................................................    2,314,788
                                                                                                   -----------
EXPENSES
Investment Advisory Fees.........................................................................    1,354,093
Administration Fees..............................................................................      216,657
Trustees' Fees...................................................................................       10,933
Shareholder Servicing Fees.......................................................................      449,247
Transfer Agent Fees..............................................................................       68,137
Printing Fees....................................................................................       66,000
Legal Fees.......................................................................................       26,777
Registration and Filing Fees.....................................................................       17,691
Audit Fees.......................................................................................       16,164
Custodian Fees...................................................................................       14,623
Other Expenses...................................................................................       19,391
                                                                                                   -----------
   TOTAL EXPENSES ...............................................................................    2,259,713
Less:
Fees Paid Indirectly (Note 4)....................................................................     (102,027)
                                                                                                   -----------
   NET EXPENSES .................................................................................    2,157,686
                                                                                                   -----------
NET INVESTMENT INCOME ...........................................................................      157,102
                                                                                                   -----------
NET REALIZED GAIN ON INVESTMENTS ................................................................   25,935,684
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS ............................................   (7,197,179)
                                                                                                   -----------
NET GAIN ON INVESTMENTS .........................................................................   18,738,505
                                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................................  $18,895,607
                                                                                                   ===========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------

                                                                                     YEAR ENDED     YEAR ENDED
                                                                                     OCTOBER 31,    OCTOBER 31,
                                                                                        2005           2004
                                                                                     -----------    -----------
OPERATIONS:
   Net Investment Income (Loss) ..................................................  $    157,102  $   (327,674)
   Net Realized Gain on Investments ..............................................    25,935,684    33,734,888
   Net Change in Unrealized Depreciation on Investments ..........................    (7,197,179)   (2,886,179)
                                                                                    ------------  ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................    18,895,607    30,521,035
                                                                                    ------------  ------------
DIVIDENDS:
   Net Investment Income .........................................................      (111,482)      (43,704)
   Capital Gains ................................................................    (33,367,973)           --
                                                                                    ------------  ------------
   TOTAL DIVIDENDS ...............................................................   (33,479,455)      (43,704)
                                                                                    ------------  ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................................................    38,905,089    40,819,479
   In Lieu of Cash Distributions .................................................    32,170,755        42,308
   Redeemed ......................................................................   (85,562,131)  (48,432,755)
                                                                                    ------------  ------------
   Net Decrease from Capital Share Transactions ..................................   (14,486,287)   (7,570,968)
                                                                                    ------------  ------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS .....................................   (29,070,135)   22,906,363
NET ASSETS:
   Beginning of Year .............................................................   191,909,083   169,002,720
                                                                                    ------------  ------------
   End of Year (including undistributed net investment income of $163,022 and $0, respectively) ...........................................  $162,838,948  $191,909,083
                                                                                    ============  ============
SHARE TRANSACTIONS:
   Issued ........................................................................     1,695,196     1,854,185
   In Lieu of Cash Distributions .................................................     1,483,365         1,900
   Redeemed ......................................................................    (3,981,060)   (2,201,190)
                                                                                    ------------  ------------
   Net Decrease in Shares Outstanding from Share Transactions ....................      (802,499)     (345,105)
                                                                                    ============  ============






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
                                                                                   SELECTED PER SHARE DATA & RATIOS
                                                                       FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                                              YEARS ENDED OCTOBER 31,
                                                               ----------------------------------------------------
                                                                 2005        2004        2003      2002(1)     2001
                                                               -------    --------    --------   --------  --------
Net Asset Value, Beginning of Year ........................    $ 23.77     $ 20.08     $ 16.18    $ 16.61   $ 16.46
                                                               -------    --------    --------   --------  --------
Income from Investment Operations:
   Net Investment Income (Loss) ...........................       0.03(2)    (0.04)(2)    0.01       0.06      0.08
   Net Realized and Unrealized Gain (Loss) ................       2.47(2)     3.74(2)     3.92      (0.44)     0.18++
                                                               -------    --------    --------   --------  --------
   Total from Investment Operations .......................       2.50        3.70        3.93      (0.38)     0.26
                                                               -------    --------    --------   --------  --------
Dividends and Distributions:
   Net Investment Income ..................................      (0.01)      (0.01)      (0.03)     (0.05)    (0.10)
   Capital Gains ..........................................      (3.86)         --          --         --        --
   Return of Capital ......................................         --          --          --*        --     (0.01)
                                                               -------    --------    --------   --------  --------
   Total Dividends and Distributions ......................      (3.87)      (0.01)      (0.03)     (0.05)    (0.11)
                                                               -------    --------    --------   --------  --------
Net Asset Value, End of Year ..............................    $ 22.40    $  23.77    $  20.08   $  16.18  $  16.61
                                                               =======    ========    ========   ========  ========
TOTAL RETURN+ .............................................      11.07%      18.40%+++   24.30%+++  (2.34)%    1.57%
                                                               =======    ========    ========   ========  ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands) .......................    162,839    $191,909    $169,003   $136,326  $140,794
Ratio of Net Expenses to Average Net Assets ...............       1.20%       1.20%       1.20%      1.13%     1.14%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees Paid Indirectly)** .........       1.25%       1.24%***    1.27%      1.13%     1.14%
Ratio of Net Investment Income (Loss)
   to Average Net Assets ..................................       0.09%      (0.18)%      0.01%      0.31%     0.42%
Portfolio Turnover Rate ...................................        169%        145%        107%        99%       99%

  * INCLUDES RETURN OF CAPITAL OF $0.0035.
 ** SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.
*** FOR THE YEAR ENDED  OCTOBER 31,  2004,  THE RATIO OF EXPENSES TO AVERAGE NET
    ASSETS EXCLUDES WAIVERS AND FEES PAID INDIRECTLY. IF THE FEES PAID INDIRECTLY WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.22%.
  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
    PAY ON PORTFOLIO DISTRIBUTIONS OR THE PORTFOLIO'S SHARES.
 ++ THE  AMOUNT  SHOWN FOR THE  PERIOD FOR A SHARE  OUTSTANDING  THROUGHOUT  THE
    PERIOD DOES NOT ACCORD WITH THE AGGREGATED NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
+++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
    EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
 (1)ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND FMA SMALL COMPANY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM FMA SMALL COMPANY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND FMA SMALL COMPANY PORTFOLIO PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM FMA SMALL COMPANY PORTFOLIO.
 (2)PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.


AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 portfolios. The financial statements herein are those of the FMA Small Company Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------


     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Portfolio. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income, if any, quarterly. Any net realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from REITs held by the Portfolio.

     INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DIRECTED BROKERAGE, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the year ended October 31, 2005 the Administrator was paid 0.12% of the Portfolio's average daily net assets.

The Portfolio directs certain portfolio trades to SEI Brokerage, via a network of executing brokers, who pay a portion of their expenses. Under this arrangement, the Portfolio had expenses reduced by $97,591, which was used to pay administration expenses. The Portfolio also earned cash management credits which are used to offset transfer agent expenses. During the period the Portfolio had transfer agent expenses reduced by $4,436.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------


Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Fiduciary Management Associates, LLC (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of the Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 1.20% of the Portfolio's average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2005, the Portfolio made purchases of $291,617,569 and sales of $334,957,971 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses. Permanent book-tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book and tax differences resulted in the reclassification of $117,402 to undistributed net investment income and $(117,402) to realized gain (loss). These book and tax differences were solely attributable to a distribution reclass from ordinary income to long-term capital gains. These reclassifications had no effect on net assets or net asset value.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------


Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the years ended October 31, 2005 and October 31, 2004 were as follows:

                     ORDINARY            LONG-TERM
                      INCOME           CAPITAL GAIN           TOTAL
                    -----------        ------------       -----------
2005                $16,665,291         $16,814,164       $33,479,455
2004                     43,704                  --            43,704

As of October 31, 2005, total Distributable Earnings were as follows:

Undistributed Ordinary Income                   $12,157,513
Undistributed Long-Term Capital Gain             13,618,140
Unrealized Appreciation                          10,806,162
                                                -----------
Total Distributable Earnings                    $36,581,815
                                                ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2005 there were no capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at October 31, 2005, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2005, were as follows:

          FEDERAL         APPRECIATED      DEPRECIATED     NET UNREALIZED
         TAX COST         SECURITIES       SECURITIES       APPRECIATION
      ---------------   ---------------  ---------------   ---------------
       $151,946,710       $15,470,321     $(4,664,159)       $10,806,162

8. OTHER:

At October 31, 2005, 63% of total shares outstanding were held by two shareholders of Institutional Class Shares. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. SUBSEQUENT EVENT (UNAUDITED):

Effective April 01, 2006, the Adviser of the FMA Small Company Portfolio is planning to eliminate its voluntary expense cap which is currently at 1.20%.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
Advisors' Inner Circle Fund and Shareholders of
FMA Small Company Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FMA Small Company Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2005

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-845-3885. The following chart lists Trustees and Officers as of November 15, 2005.



                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------
ROBERT A.               Chairman   (Since 1991)    Currently performs various services      38        Trustee of The Advisors' Inner
NESHER                of the Board                 on behalf of SEI Investments for which             Circle Fund II, Bishop Street
59 yrs. old            of Trustees                 Mr. Nesher is compensated. Executive               Funds, SEI Asset Allocation
                                                   Vice President of SEI Investments,                 Trust, SEI Daily Income Trust,
                                                   1986-1994. Director and Executive                  SEI Index Funds, SEI
                                                   Vice President of the Administrator                Institutional International
                                                   and the Distributor, 1981-1994.                    Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust,
                                                                                                      SEI Opportunity Master Fund,
                                                                                                      L.P., SEI Opportunity Fund,
                                                                                                      L.P., SEI Absolute Return
                                                                                                      Master Fund, L.P., SEI
                                                                                                      Absolute Return Fund, L.P.,
                                                                                                      SEIGlobal Master Fund, PLC,
                                                                                                      SEI Global Assets Fund, PLC,
                                                                                                      SEI Global Investments Fund,
                                                                                                      PLC, SEI Investments Global,
                                                                                                      Limited, SEI
                                                                                                      Investments-Global Fund
                                                                                                      Services, Limited, SEI
                                                                                                      Investments (Europe) Ltd., SEI
                                                                                                      Investments-Unit Trust
                                                                                                      Management (UK) Limited, and
                                                                                                      SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.               Trustee   (Since 1992)    Self-employed consultant since 2003.     38        Director of SEI Investments
DORAN                                              Partner, Morgan, Lewis & Bockius                   Company and SEI Investments
1701 Market Street                                 LLP (law firm) from 1976-2003,                     Distribution Co., SEI
Philadelphia, PA 19103                             counsel to the Trust, SEI Investments,             Investments-Global Fund
65 yrs. old                                        the Administrator and the Distributor.             Services, Limited, SEI
                                                   Director of SEI Investments since 1974;            Investments (Europe), Limited,
                                                   Secretary of SEI Investments since 1978.           SEI Investments (Asia)
                                                                                                      Limited, SEI Asset Korea Co.,
                                                                                                      Ltd., Trustee of The Advisors'
                                                                                                      Inner Circle Fund II, SEI
                                                                                                      Investments, SEI Asset
                                                                                                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax Exempt
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T.                  Trustee   (Since 1993)    Vice Chairman of Ameritrust Texas        38        Trustee of The Advisors' Inner
COONEY                                             N.A., 1989-1992, and MTrust Corp.,                 Circle Fund II.
78 yrs. old                                        1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B.                Trustee   (Since 1993)    Private investor from 1987 to present.   38        Trustee of The Advisors' Inner
PETERS                                             Vice President and Chief Financial                 Circle Fund II.
76 yrs. old                                        Officer, Western Company of North
                                                   America (petroleum service company),
                                                   1980-1986. President of Gene Peters
                                                   and Associates (import company),
                                                   1978-1980. President and Chief
                                                   Executive Officer of Jos. Schlitz
                                                   Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.                 Trustee   (Since 1994)    Attorney, Solo Practitioner since        38        Trustee of The Advisors' Inner
STOREY                                             1994. Partner, Dechert (law firm),                 Circle Fund II, SEI Asset
74 yrs. old                                        September 1987-December 1993.                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust, SEI Tax Exempt
                                                                                                      Trust and U.S. Charitable Gift
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J.                Trustee   (Since 1999)    Chief Executive Officer, Newfound        38        Trustee, State Street
SULLIVAN, JR.                                      Consultants, Inc. since April 1997.                Navigator Securities Lending
63 yrs. old                                        General Partner, Teton Partners, L.P.,             Trust, since 1995. Trustee of
                                                   June 1991-December 1996; Chief                     The Fulcrum Trust. Trustee of
                                                   Financial Officer, Nobel Partners,                 The Advisors' Inner Circle
                                                   L.P., March 1991-December 1996;                    Fund II, SEI Asset Allocation
                                                   Treasurer and Clerk, Peak Asset                    Trust, SEI Daily Income Trust,
                                                   Management, Inc., since 1991.                      SEI Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust, SEI
                                                                                                      Opportunity Master Fund, L.P.,
                                                                                                      SEI Absolute Return Fund, L.P.
                                                                                                      and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND   OTHER DIRECTORSHIPS
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD       HELD BY BOARD
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         MEMBER/OFFICER      MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)
-----------
BETTY L.                 Trustee   (Since 2005)    Self-Employed Legal and Financial        38        Trustee of The Advisors' Inner
KRIKORIAN                                          Services Consultant since 2003.                    Circle Fund II.
62 yrs. old                                        In-house Counsel, State Street
                                                   Bank Global Securities and Cash
                                                   Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E.               Trustee   (Since 2005)    Self-Employed Business Consultant,       38        Director, Crown Pacific, Inc.
CARLBOM                                            Business Project Inc. since 1997.                  and Trustee of The Advisors'
71 yrs. old                                        CEO and President, United Grocers                  Inner Circle Fund II.
                                                   Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A.              Trustee   (Since 2005)    Retired.                                 38        Director, Federal Agricultural
JOHNSON                                                                                               Mortgage Corporation. Trustee
63 yrs. old                                                                                           of The Advisors' Inner Circle
                                                                                                      Fund II.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------

JAMES F.                President  (Since 2003)    Senior Operations Officer, SEI           N/A                 N/A
VOLK, CPA                                          Investments, Fund Accounting and
43 yrs. old                                        Administration since 1996; Assistant
                                                   Chief Accountant for the U.S.
                                                   Securities and Exchange Commission
                                                   from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL                Controller  (Since 2005)    Director, SEI Investments, Fund          N/A                 N/A
LAWSON                 and Chief                   Accounting since July 2005.
45 yrs. old         Financial Officer              Manager, SEI Investments AVP from
                                                   April 1995 to February 1998 and
                                                   November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E.                Chief    (Since 2004)    Vice President and Assistant             N/A                 N/A
ZITELLI                Compliance                  Secretary of SEI Investments and
37 yrs. old              Officer                   Vice President and Assistant
                                                   Secretary of SEI Investments Global
                                                   Funds Services from 2000-2004;
                                                   Vice President, Merrill Lynch & Co.
                                                   Asset Management Group from
                                                   1998- 2000; Associate at Pepper
                                                   Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                     TERM OF                                              IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                            INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)            OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE 1          THE TRUST    TIME SERVED            DURING PAST 5 YEARS                 OFFICER           HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
JAMES                Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
NDIAYE                and Secretary                since 2004. Vice President, Deutsche
37 yrs. old                                        Asset Management from 2003-2004.
                                                   Associate, Morgan, Lewis & Bockius
                                                   LLP from 2000-2003. Counsel, Assistant
                                                   Vice President, ING Variable Annuities
                                                   Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.           Vice President (Since 2000)   General Counsel, Vice President and           N/A                   N/A
BARTO                 and Assistant                Secretary of SEI Investments Global
37 yrs. old             Secretary                  Funds Services since 1999; Associate,
                                                   Dechert (law firm) from 1997-1999;
                                                   Associate, Richter, Miller & Finn
                                                   (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T.            Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
MASTERSON             and Assistant                since 2004. General Counsel, CITCO
41 yrs. old             Secretary                  Mutual Fund Services from 2003-2004.
                                                   Vice President and Associate Counsel,
                                                   Oppenheimer Funds from 2001-2003
                                                   and Vice President and Assistant
                                                   Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE                AML Officer   (Since 2005)   Assistant Vice President and AML              N/A                   N/A
WELCH                                              Compliance Officer of SEI Investments
28 yrs. old                                        since January 2005. Compliance Analyst
                                                   at TD Waterhouse from January 2004
                                                   to November 2004. Senior Compliance
                                                   Analyst at UBS Financial Services
                                                   from October 2002 to January 2004.
                                                   Knowledge Management Analyst at
                                                   PricewaterhouseCoopers Consulting
                                                   from September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways:

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.


----------------------------------------------------------------------------------------------
                                         BEGINNING        ENDING       ANNUALIZED    EXPENSE
                                         ACCOUNT          ACCOUNT        EXPENSE      PAID
                                           VALUE           VALUE         RATIOS      DURING
                                          4/30/05        10/31/05    FOR THE PERIOD  PERIOD*
----------------------------------------------------------------------------------------------
FMA SMALL COMPANY PORTFOLIO
----------------------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN                  $1,000.00      $1,119.40         1.20%        $6.41
HYPOTHETICAL 5% RETURN                    1,000.00       1,019.16         1.20          6.11
----------------------------------------------------------------------------------------------

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2005 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2005, the Portfolio is designating the following items with regard to distributions paid during the year.

                                                                                                   QUALIFYING
                          LONG TERM         ORDINARY                                             DIVIDEND INCOME
                        CAPITAL GAIN         INCOME              TOTAL           QUALIFYING       (15% TAX RATE
                        DISTRIBUTIONS     DISTRIBUTIONS      DISTRIBUTIONS      DIVIDENDS (1)     FOR QDI) (2)
                        -------------     -------------      -------------      -------------    ---------------
FMA Small Company
Portfolio                   50.22%            49.78%             100.00%            12.31%             7.80%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions."
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income
    Distributions." It is the intention of the Portfolio to designate the maximum amount permitted by the law.

    The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Portfolio service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on May 16-17, 2005, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Portfolio and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Portfolio; (d) the extent to which economies of scale would be realized as the Portfolio grows; and (e) whether fee levels reflect these economies of scale for the benefit of Portfolio investors, as discussed in further detail below.

At the meeting, Kathryn Vorisek, a representative from the Adviser, along with other Portfolio service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Among other things, the representative provided a brief overview of the Adviser's ownership and structure, reviewed the Adviser's investment strategy and philosophy, and discussed the Adviser's stock selection criteria and portfolio composition principles. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. In considering the nature, extent and quality of the services provided by the Adviser, the Board of Trustees reviewed the portfolio management services provided by the Adviser to the Portfolio, including the quality and continuity of the Adviser's portfolio management personnel, and the Board concluded that it was satisfied with the services provided to the Portfolio.

PORTFOLIO PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Portfolio's performance to benchmark indices and other similar mutual funds over various periods of time and concluded that they were satisfied with the investment performance of the Portfolio, noting in particular the Fund's strong performance in the past year.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Portfolio were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Portfolio and concluded that such profit levels were reasonable. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Portfolio to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Portfolio was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Portfolio; and (c) agreed to renew the Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------


At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                                       NUMBER OF        % OF SHARES    % OF SHARES
                                                        SHARES          OUTSTANDING      PRESENT
                                                   -----------------    -----------    -----------
ROBERT A. NESHER
Affirmative ...................................    1,968,778,879.060        83.336%        99.953%
Withheld ......................................          928,748.332         0.039%         0.047%
Total .........................................    1,969,707,627.392        83.375%       100.000%

WILLIAM M. DORAN
Affirmative ...................................    1,968,769,215.571        83.335%        99.952%
Withheld ......................................          938,411.821         0.040%         0.048%
Total .........................................    1,969,707,627.392        83.375%       100.000%

JOHN T. COONEY
Affirmative ...................................    1,968,445,827.062        83.322%        99.936%
Withheld ......................................        1,261,800.330         0.053%         0.064%
Total .........................................    1,969,707,627.392        83.375%       100.000%

ROBERT A. PATTERSON
Affirmative ...................................    1,968,404,985.954        83.320%        99.934%
Withheld ......................................        1,302,641.438         0.055%         0.066%
Total .........................................    1,969,707,627.392        83.375%       100.000%

EUGENE B. PETERS
Affirmative ...................................    1,968,506,856.025        83.324%        99.939%
Withheld ......................................        1,200,771.367         0.051%         0.061%
Total .........................................    1,969,707,627.392        83.375%       100.000%

JAMES M. STOREY
Affirmative ...................................    1,968,556,832.006        83.326%        99.942%
Withheld ......................................        1,150,795.386         0.049%         0.058%
Total .........................................    1,969,707,627.392        83.375%       100.000%

GEORGE J. SULLIVAN
Affirmative ...................................    1,968,795,230.525        83.337%        99.954%
Withheld ......................................          912,396.867         0.038%         0.046%
Total .........................................    1,969,707,627.392        83.375%       100.000%

BETTY L. KRIKORIAN
Affirmative ...................................    1,968,754,119.096        83.335%        99.952%
Withheld ......................................          953,508.296         0.040%         0.048%
Total .........................................    1,969,707,627.392        83.375%       100.000%

CHARLES E. CARLBOM
Affirmative ...................................    1,968,689,813.190        83.332%        99.948%
Withheld ......................................        1,017,814.202         0.043%         0.052%
Total .........................................    1,969,707,627.392        83.375%       100.000%

MITCHELL A. JOHNSON
Affirmative ...................................    1,968,801,283.525        83.337%        99.954%
Withheld ......................................          906,343.867         0.380%         0.046%
Total .........................................    1,969,707,627.392        83.375%       100.000%

                          FMA SMALL COMPANY PORTFOLIO:
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-FMA-8333


                                    ADVISER:
                      Fiduciary Management Associates, LLC
                        55 West Monroe Street, Suite 2550
                             Chicago, IL 60603-5093


                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456


                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456


                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








          This information must be preceded or accompanied by a current prospectus for the Portfolio described.



FMA-AR-001-0500

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $340,000            N/A               N/A             $317,500            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $189,520            N/A               N/A             $251,280            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $0                $0                $0                $0            $10,780(1)        $8,500(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

  (e)(1) Not applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):


         --------------------------- ---------------- ---------------
                                           2005            2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                 0%              0%

         --------------------------- ---------------- ---------------
         Tax Fees                           0%              0%
         --------------------------- ---------------- ---------------
         All Other Fees                     0%              0%

         --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):


         --------------------------- ---------------- ---------------
                                          2005             2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                0%              44%

         --------------------------- ---------------- ---------------
         Tax Fees                          0%               0%
         --------------------------- ---------------- ---------------
         All Other Fees                    0%               0%

         --------------------------- ---------------- ---------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $0 and $19,280 for 2005 and 2004, respectively.


(h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





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




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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  December 29, 2005

* Print the name and title of each signing officer under his or her signature.